                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-6698

                       SCUDDER EQUITY 500 INDEX PORTFOLIO
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Equity 500 Index Fund

Semiannual Report to Shareholders

June 30, 2004

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

Scudder Equity 500 Index Fund

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

Scudder Equity 500 Index Portfolio

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. Derivatives may be more volatile and less liquid than traditional securities, and the fund could suffer losses on its derivatives positions. Additionally, the fund may not be able to mirror the S&P 500 index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of stocks selected. Please read this fund's prospectus for specific information regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary June 30, 2004

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

On May 19, 2003, the Investment Class of the fund was issued in conjunction with the combination of Equity 500 Index Fund - Investment (the "Acquired fund") and the fund. The Acquired fund was, and the fund is, a feeder fund investing all of its investable assets in the same master portfolio, the Scudder Equity 500 Index Portfolio. Returns shown prior to May 19, 2003 are the actual returns of the Acquired fund.

Average Annual Total Returns as of 6/30/04
Scudder Equity 500 Index Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Investment Class	3.28%	18.76%	-.94%	-2.47%	11.56%
Premier Class	3.35%	18.91%	-.82%	-2.33%	11.72%
S&P 500 Index+	3.44%	19.11%	-.70%	-2.20%	11.83%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

++ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Investment Class	Premier Class
Net Asset Value: 6/30/04	$ 128.12	$ 129.45
12/31/03	$ 124.93	$ 126.22
Distribution Information: Six Months: Income Dividends as of 6/30/04	$ .89	$ .99

Premier Class Lipper Rankings - S&P 500 Index Objective Funds Category as of 6/30/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	12	of	169	8
3-Year	9	of	154	6
5-Year	12	of	106	10
10-Year	4	of	39	10

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total returns with distributions reinvested. Rankings are for Premier Class shares; other share classes may vary.

Growth of an Assumed $5,000,000 Investment
[] Scudder Equity 500 Index Fund - Premier Class [] S&P 500 Index+

Yearly periods ended June 30

Comparative Results as of 6/30/04
Scudder Equity 500 Index Fund		1-Year	3-Year	5-Year	10-Year
Premier Class	Growth of $5,000,000	$5,945,500	$4,878,500	$4,443,000	$15,150,000
	Average annual total return	18.91%	-.82%	-2.33%	11.72%
S&P 500 Index+	Growth of $5,000,000	$5,955,500	$4,896,500	$4,472,500	$15,292,500
	Average annual total return	19.11%	-.70%	-2.20%	11.83%

The growth of $5,000,000 is cumulative.

The minimum investment for the Premier Class is $5,000,000.

Growth of an Assumed $10,000 Investment
[] Scudder Equity 500 Index Fund - Investment Class [] S&P 500 Index+

Yearly periods ended June 30

Comparative Results as of 6/30/04
Scudder Equity 500 Index Fund		1-Year	3-Year	5-Year	10-Year
Investment Class	Growth of $10,000	$11,876	$9,720	$8,826	$29,847
	Average annual total return	18.76%	-.94%	-2.47%	11.56%
S&P 500 Index+	Growth of $10,000	$11,911	$9,793	$8,945	$30,585
	Average annual total return	19.11%	-.70%	-2.20%	11.83%

The growth of $10,000 is cumulative.

+ The Standard & Poor's (S&P) 500 index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

In the following interview, a team of portfolio managers from Northern Trust Investments, the fund's subadvisor, discusses Scudder Equity 500 Index Fund's market environment and performance during the six-month period ended June 30, 2004.

Q: How did Scudder Equity 500 Index Fund perform during the first half of 2004?

A: Scudder Equity 500 Index Fund produced a total return of 3.28% (Investment Class shares) for the semiannual period, compared with 3.44% for the Standard & Poor's 500 (S&P 500) Index benchmark.1 (Please see pages 3 through 5 for the performance of other share classes and more complete performance information.) The fund outperformed the Lipper S&P 500 Index Objective Funds category average return of 3.12%.2 The fund's (Investment Class shares) rankings were #39, #33, #32 and #11, respectively, for the one-, three-, five- and 10-year periods as of June 30, 2004. There were 169, 154, 106 and 39 funds, respectively, in the Lipper S&P 500 Index Objective Funds category.3 Rankings are historical and do not guarantee future results. Rankings are based on the fund's total returns with dividends reinvested. Rankings are for Investment Class shares; other share classes may vary.

1 The Standard & Poor's (S&P) 500 index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the fund's investment advisor. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
2 The Lipper S&P 500 Index Objective Funds category comprises funds that are passively managed and commit, by prospectus language, to replicate the performance of the S&P 500 index, including reinvested dividends. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. It is not possible to invest directly into an index.
3 Source: Lipper Inc. Performance includes reinvestment and capital gains and is no guarantee of future results.
Standard & Poor's 500 index levels 1/1/04 to 6/30/04

2004

Source: Deutsche Asset Management

Past performance is not indicative of future results. This chart is for illustrative purposes only and is not intended to be representative of Scudder Equity 500 Index Fund's performance.

In addition, the fund's Premier and Investment Class shares received a four-star Overall Morningstar Rating™ based on the fund's risk-adjusted performance as of June 30, 2004, out of 1,143 funds in the Large Blend category.4 The Overall Morningstar rating for a fund is derived from a weighted average of the performance figures associated with its applicable three-, five- and 10-year Morningstar rating metrics. Ratings are historical and do not guarantee future results.

4 ©2004 Morningstar, Inc. All rights reserved. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this rating.
For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. This fund was rated 4 stars Overall, 3 stars for the 3-year, 3 stars for the 5-year and 4 stars for the 10-year periods ended 6/30/04. For these time periods, there were 1,143, 852 and 268 US-domiciled funds, respectively, in the Large Blend category. There were 1,143 funds in this category for the Overall Rating period. Ratings are for Class Investment and Premier shares.
The top 10% of funds in a category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

Q: What were the primary factors affecting the US equity markets during the past six months?

A: Following an 18-month rally in growth stocks, led by technology and semiconductor issues, equity markets traded "sideways" for much of the first half of 2004, remaining within a 5% trading range. Though the conflict in Iraq continued, there were no significant turns in the market as a response to events in Iraq. Following the transfer of Iraqi sovereignty from the United States to Iraq in June, there was a slight upward movement in stocks, which did not hold. Elsewhere, the late-June federal funds rate increase of one-quarter of a percentage point was well-anticipated. Again, the market edged up on this news and then immediately sold off. Investors appear to remain risk-wary and prone to quick sell-offs following gains. On a more positive note, late April marked one of the most favorable "earnings seasons" in the last five years. After a succession of positive earnings announcements, the market rallied off of its six-month lows, but it gave back those gains at the end of April and in early May.

In 2003 and through early 2004, investors favored high-beta growth stocks with relatively high price-to-earnings ratios.5 Then in March, many investors began to switch over to value-oriented stocks as they pursued more-defensive strategies.6 For the six-month period, the value portion of the S&P 500 index outgained the growth portion by 1.45%. Now that many companies have made renewed investments in technology during 2003 and 2004, we believe the markets are waiting for these high-tech investments to bear fruit in the form of increased earnings for more value-oriented companies.

5 High beta refers to stocks that tend to have price fluctuations greater than that of the market as a whole.
6 Value refers to those companies believed to be financially solid, but trading at low prices relative to their earnings, book value and cash flow. Typically, these types of companies provide the potential for above-market returns over time. A defensive portfolio allocation strategy is designed to minimize the risk of losing principal, by concentrating on bonds, cash equivalents and conservative stocks.

Finally, small-cap stocks significantly outperformed large-cap stocks in 2003 but are expected to underperform larger caps in 2004.7 During the first half of this year, the Russell 2000 Index, with a return of 3.32%, has underperformed the S&P 500 index.8

7 Small cap describes those companies with a stock market capitalization below $2 billion. Market capitalization is determined by the market price of a companies issued and outstanding common stock.
8 The Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on total market capitalization. Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. It is not possible to invest directly into an index.

Q: Which sectors and stocks within the S&P 500 index were the best and worst performers?

A: The energy sector posted the strongest performance during the six-month period, going hand in hand with recent significant increases in oil prices. Industrials were the second-best-performing sector. In terms of underperformers, semiconductors and equipment - one of 2003's leading subsectors - dragged down the technology sector over the period as semiconductor stocks declined approximately 12% as a group.

The best individual stock return came from AT&T Wireless Services, Inc., which is being sold; the leading bidder for the company is Cingular Wireless. Autodesk, Inc., a leading design software and digital content company, was the next-best performer. The worst-performing stock within the index was storage area network provider QLogic Corp., which made a negative earnings announcement at the end of March.

There were nine additions to and deletions from the index during the period, with many of the changes coming from merger and acquisition activity announced in 2003 and executed this year. Merger and acquisition activity included J.P. Morgan Chase & Co.'s merger with Bank One Corp., Bank of America Corp.'s acquisition of Fleet Boston Financial Corp. and Travelers Property Casualty Corp.'s purchase by St. Paul Companies, Inc.9 Other significant additions to the index during the period included E*TRADE Financial Corp., M&T Bank Corp. and Valero Energy Corp.

In March, Standard & Poor's joined other major market index providers in announcing that it will be making a two-part "float adjustment" to the S&P 500 index in 2005. This significant event, which is expected to create 3% to 5% turnover within the index, means that closely held shares that are not widely traded - mainly those owned by company insiders - will no longer be counted as equity market capitalization for S&P 500 companies when this changeover in index composition is completed. The assessment of free-floating shares will enable the typical investor to identify truer weightings within the index, thereby allowing for healthier diversification and risk management.

9 Merger and Acquisition activity refers to the combining of two or more entities into one, through a purchase acquisition or a pooling of interests.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary June 30, 2004

Asset Allocation	6/30/04	12/31/03

Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	6/30/04	12/31/03

Financials	20%	21%
Information Technology	17%	18%
Health Care	14%	13%
Industrials	11%	11%
Consumer Staples	11%	11%
Consumer Discretionary	11%	11%
Energy	7%	6%
Telecommunication Services	3%	3%
Materials	3%	3%
Utilities	3%	3%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2004 (22.0% of Portfolio)
1. General Electric Co. Industrial conglomerate	3.2%
2. Microsoft Corp. Developer of computer software	2.9%
3. ExxonMobil Corp. Explorer and producer of oil and gas	2.7%
4. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	2.4%
5. Citigroup, Inc. Provider of diversified financial services	2.2%
6. Wal-Mart Stores, Inc. Operator of discount stores	2.1%
7. American International Group, Inc. Provider of insurance services	1.7%
8. Intel Corp. Designer, manufacturer and seller of computer components and related products	1.7%
9. Bank of America Corp. Provider of commercial banking services	1.6%
10. Johnson & Johnson Provider of health care products	1.5%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 24. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investment in the Scudder Equity 500 Index Portfolio, at value	$ 2,458,455,427
Receivable for Fund shares sold	12,267,877
Other assets	17,716
Total assets	2,470,741,020
Liabilities
Payables for Fund shares redeemed	3,534,559
Accrued expenses and payables	152,270
Total liabilities	3,686,829
Net assets, at value	$ 2,467,054,191
Net Assets
Net assets consist of: Undistributed net investment income	637,266
Net unrealized appreciation (depreciation) on investments	1,155,123,354
Accumulated net realized gain (loss)	(194,045,394)
Paid-in capital	1,505,338,965
Net assets, at value	$ 2,467,054,191
Net Asset Value
Investment Class Net Asset Value, offering and redemption price per share ($688,634,152 / 5,375,041 shares of capital stock, $.001 par value, unlimited number of shares authorized)	$ 128.12
Premier Class Net Asset Value, offering and redemption price per share ($1,778,420,039 / 13,738,768 shares of capital stock, $.001 par value, unlimited number of shares authorized)	$ 129.45

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income and expenses allocated from Scudder Equity 500 Index Portfolio: Dividends	$ 21,368,782
Interest	100,853
Expenses(a)	(656,351)
Total income	20,813,284
Expenses: Administrator service fee	1,441,877
Audit fees	13,945
Trustees' fees and expenses	12,585
Reports to shareholders	24,412
Registration fees	43,602
Other	5,216
Total expenses, before expense reductions	1,541,637
Expense reductions	(418,116)
Total expenses, after expense reductions	1,123,521
Net investment income (loss)	19,689,763
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(54,597,651)
Net unrealized appreciation (depreciation) during the period on investments	112,214,642
Net gain (loss) on investment transactions	57,616,991
Net increase (decrease) in net assets resulting from operations	$ 77,306,754

a For the six months ended June 30, 2004, the Scudder Equity 500 Index Portfolio waived fees in the amount of $141,849, which was allocated to the feeder funds on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 19,689,763	$ 35,559,551
Net realized gain (loss) on investment transactions	(54,597,651)	(47,163,629)
Net unrealized appreciation (depreciation) on investment transactions during the period	112,214,642	602,321,299
Net increase (decrease) in net assets resulting from operations	77,306,754	590,717,221
Distributions to shareholders from: Net investment income: Investment Class	(4,528,456)	(5,633,034)
Premier Class	(14,977,479)	(29,681,805)
Fund share transactions: Proceeds from shares sold	363,463,159	853,796,964
Subscriptions in-kind	-	193,116,766
Reinvestment of distributions	18,482,100	34,420,798
Redemptions in-kind	-	(328,829,001)
Cost of shares redeemed	(527,242,880)	(611,473,409)
Net assets acquired in tax-free reorganization	-	463,978,392
Net increase (decrease) in net assets from Fund share transactions	(145,297,621)	605,010,510
Increase (decrease) in net assets	(87,496,802)	1,160,412,892
Net assets at beginning of period	2,554,550,993	1,394,138,101
Net assets at end of period (includes undistributed net investment income of $637,266 and $453,438, respectively)	$ 2,467,054,191	$ 2,554,550,993

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Investment Class
Years Ended December 31,	2004[a]	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 124.93	$ 106.22
Income (loss) from investment operations: Net investment income (loss)[c]	.90	1.07
Net realized and unrealized gain (loss) on investment transactions	3.18	18.89
Total from investment operations	4.08	19.96
Less distributions from: Net investment income	(.89)	(1.25)
Net asset value, end of period	$ 128.12	$ 124.93
Total Return (%)[d]	3.28**	18.88**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	689	573
Ratio of expenses before expense reductions, including expenses allocated from the Scudder Equity 500 Index Portfolio (%)	.37*	.36*
Ratio of expenses after expense reductions, including expenses allocated from the Scudder Equity 500 Index Portfolio (%)	.25*	.25*
Ratio of net investment income (loss) (%)	1.39*	1.52*
[a] For the six months ended June 30, 2004 (Unaudited).
[b] For the period from May 19, 2003 (commencement of operations of Investment Class shares) to December 31, 2003. (See Notes to Financial Statements)
[c] Based on average shares outstanding during period.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Premier Class
Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 126.22	$ 99.84	$ 130.19	$ 151.92	$ 184.50	$ 156.72
Income (loss) from investment operations:
Net investment income (loss)	.99[c]	1.85[c]	1.71[c]	1.79	2.03	2.26
Net realized and unrealized gain (loss) on investment transactions	3.23	26.33	(30.42)	(20.07)	(18.33)	29.93
Total from investment operations	4.22	28.18	(28.71)	(18.28)	(16.30)	32.19
Less distributions from: Net investment income	(.99)	(1.80)	(1.64)	(1.90)	(2.07)	(2.22)
In excess of net realized gain	-	-	-	-	-	(2.19)
Net realized gains on investment transactions	-	-	-	(1.55)	(14.21)	-
Total distributions	(.99)	(1.80)	(1.64)	(3.45)	(16.28)	(4.41)
Net asset value, end of period	$ 129.45	$ 126.22	$ 99.84	$ 130.19	$ 151.92	$ 184.50
Total Return (%)[d]	3.35**	28.45	(22.12)	(12.04)	(9.22)	20.75
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,778	1,982	1,394	1,448	2,213	2,991
Ratio of expenses before expense reductions, including expenses allocated from the Scudder Equity 500 Index Portfolio (%)	.12*	.11	.11	.11	.12	.13
Ratio of expenses after expense reductions, including expenses allocated from the Scudder Equity 500 Index Portfolio (%)	.10*	.10	.10	.10	.10[b]	.10
Ratio of net investment income (loss) (%)	1.54*	1.69	1.52	1.25	1.14	1.31
[a] For the six months ended June 30, 2004 (Unaudited).
[b] Effective March 15, 2000, the Advisor and Administrator contractually agreed to limit the annual operating expenses of the portfolio to .05% of the portfolio's average daily net assets.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Equity 500 Index Fund (the "Scudder Equity 500 Index Fund" or "Fund"), is a diversified series of the Scudder Institutional Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Scudder Equity 500 Index Portfolio (the "Portfolio"), a diversified, open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc."). Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Prospectus and Statement of Additional Information. On June 30, 2004, the Fund owned approximately 78% of the Scudder Equity 500 Index Portfolio.

The Fund offers two classes of shares: Premier Class and Investment Class. On May 19, 2003, the existing shares of the Fund were designated as Premier Class. In addition, all of the net assets acquired from the merger with Scudder Equity 500 Index Fund-Investment (see Note C) were designated as Investment Class. Premier Class and Investment Class shares are not subject to initial or contingent deferred sales charges. Premier shares are offered to a limited group of investors and have lower ongoing expenses than the Investment Class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statement included elsewhere in the report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $131,109,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($9,016,000), December 31, 2010 ($68,380,000) and December 31, 2011 ($53,713,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2003 through December 31, 2003, the Fund incurred approximately $7,682,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2004.

Distribution of Income and Gains. Distributions of net investment income, if any, are made quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Other. The Fund receives a daily allocation of its respective Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Fund, both wholly owned subsidiaries of Deutsche Bank AG.

For the six months ended June 30, 2004, the Advisor and Administrator contractually agreed to waive their fees and reimburse expenses of each class to the extent necessary to maintain the annualized expenses at 0.10% for the Premier Class and at 0.25% for the Investment Class, including expenses of the Portfolio.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.30% for the Investment Class and of 0.05% for the Premier Class based on each classes' average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2004, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Amount Waived	Unpaid at June 30, 2004	Annualized Effective Rate
Investment Class	$ 945,604	$ 340,807	$ 95,801.19%
Premier Class	496,273	77,309	19,411.04%
	$ 1,441,877	$ 418,116	$ 115,212

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

C. Acquisition of Assets

On May 19, 2003, the Fund acquired all the net assets of Scudder Equity 500 Index Fund-Investment (the "Acquired Fund") pursuant to a plan of reorganization approved by the shareholders on April 14, 2003. The acquisition was accomplished by a tax-free exchange of 4,367,934 shares of the Investment Class of the Fund for the 4,367,934 outstanding shares of the Acquired Fund on May 19, 2003. The Acquired Fund's net assets at that date ($463,978,392), including $220,645,168 of unrealized appreciation, were combined with those of the the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,938,058,615. The combined net assets of the Fund immediately following the acquisition were $2,402,037,007.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2004		Year Ended December 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Investment Class	1,387,001	$ 175,457,857	981,589*	$ 112,826,505*
Premier Class	1,467,539	188,008,347	7,123,099	740,970,459
		$ 363,466,204		$ 853,796,964
Subscriptions in-kind
Premier Class	-	$ -	1,970,378	$ 193,116,766
Shares issued in tax-free reorganization
Investment Class	-	$ -	4,367,934*	$ 463,978,392*
Shares issued to shareholders in reinvestment of distributions
Investment Class	32,813	$ 4,119,267	53,474*	$ 6,146,058*
Premier Class	113,500	14,362,833	249,865	28,274,740
		$ 18,482,100		$ 34,420,798
Shares redeemed
Investment Class	(630,649)	$ (80,002,529)	(817,121)*	$ (92,570,166)*
Premier Class	(3,542,247)	(447,240,351)	(4,671,949)	(518,903,243)
		$ (527,242,880)		$ (611,473,409)
Redemptions in-kind
Premier Class	-	$ -	(2,935,284)	$ (328,829,001)
Net increase (decrease)
Investment Class	789,165	$ 99,574,595	4,585,876*	$ 490,380,789*
Premier Class	(1,961,208)	(244,869,171)	1,736,109	114,629,721
		$ (145,294,576)		$ 605,010,510

* For the period from May 19, 2003 (commencement of sales of Investment Class shares) to December 31, 2003.

E. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

(The following financial statements of the Scudder Equity 500 Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2004 (Unaudited)

	Shares	Value ($)

Common Stocks 99.4%
Consumer Discretionary 10.9%
Auto Components 0.2%
Cooper Tire & Rubber Co.	21,202	487,646
Dana Corp.	44,881	879,668
Delphi Corp.	166,846	1,781,915
Goodyear Tire & Rubber Co.*	52,296	475,371
Johnson Controls, Inc.	56,364	3,008,710
Visteon Corp.	35,631	415,814
		7,049,124
Automobiles 0.7%
Ford Motor Co.	540,585	8,460,155
General Motors Corp.	166,771	7,769,861
Harley-Davidson, Inc.	87,351	5,410,521
		21,640,537
Distributors 0.1%
Genuine Parts Co.	51,878	2,058,519
Hotels Restaurants & Leisure 1.4%
Carnival Corp.	186,397	8,760,659
Darden Restaurants, Inc.	48,680	1,000,374
Harrah's Entertainment, Inc.	33,218	1,797,094
Hilton Hotels Corp.	112,939	2,107,442
International Game Technology	103,464	3,993,711
Marriott International, Inc. "A"	66,632	3,323,604
McDonald's Corp.	371,856	9,668,256
Starbucks Corp.*	117,454	5,106,900
Starwood Hotels & Resorts Worldwide, Inc.	61,012	2,736,388
Wendy's International, Inc.	34,380	1,197,799
YUM! Brands, Inc.*	85,991	3,200,585
		42,892,812
Household Durables 0.5%
Black & Decker Corp.	23,852	1,481,925
Centex Corp.	36,404	1,665,483
Fortune Brands, Inc.	43,354	3,270,192
KB Home	13,836	949,565
Leggett & Platt, Inc.	56,566	1,510,878
Maytag Corp.	23,239	569,588
Newell Rubbermaid, Inc.	81,850	1,923,475
Pulte Homes, Inc.	37,378	1,944,777
Snap-On, Inc.	18,132	608,329
The Stanley Works	24,853	1,132,800
Whirlpool Corp.	20,334	1,394,912
		16,451,924
Internet & Catalog Retail 0.6%
eBay, Inc.*	193,616	17,802,991
Leisure Equipment & Products 0.2%
Brunswick Corp.	27,830	1,135,464
Eastman Kodak Co.	85,331	2,302,230
Hasbro, Inc.	52,102	989,938
Mattel, Inc.	125,814	2,296,106
		6,723,738
Media 3.6%
Clear Channel Communications, Inc.	182,963	6,760,483
Comcast Corp. "A"*	663,227	18,590,253
Dow Jones & Co., Inc.	24,122	1,087,902
Gannett Co., Inc.	80,269	6,810,825
Interpublic Group of Companies, Inc.*	123,395	1,694,213
Knight-Ridder, Inc.	23,182	1,669,104
McGraw-Hill, Inc.	56,137	4,298,410
Meredith Corp.	14,838	815,496
New York Times Co. "A"	43,773	1,957,091
Omnicom Group, Inc.	55,668	4,224,645
Time Warner, Inc.*	1,347,312	23,685,745
Tribune Co.	96,397	4,389,919
Univision Communications, Inc. "A"*	97,597	3,116,272
Viacom, Inc. "B"	510,409	18,231,809
Walt Disney Co.	607,340	15,481,097
		112,813,264
Multiline Retail 1.0%
Big Lots, Inc.*	34,596	500,258
Dillard's, Inc. "A"	24,868	554,557
Dollar General Corp.	97,636	1,909,760
Family Dollar Stores, Inc.	50,872	1,547,526
Federated Department Stores, Inc.	53,210	2,612,611
J.C. Penny Co., Inc.	83,375	3,148,240
Kohl's Corp.*	100,738	4,259,203
Nordstrom, Inc.	40,966	1,745,561
Sears, Roebuck & Co.	62,936	2,376,463
Target Corp.	269,291	11,436,789
The May Department Stores Co.	86,019	2,364,662
		32,455,630
Specialty Retail 2.3%
AutoNation, Inc.*	79,900	1,366,290
AutoZone, Inc.*	24,608	1,971,101
Bed Bath & Beyond, Inc.*	88,766	3,413,053
Best Buy Co., Inc.	95,748	4,858,253
Boise Cascade Corp.	25,778	970,284
Circuit City Stores, Inc.	59,333	768,362
Home Depot, Inc.	655,099	23,059,485
Limited Brands	138,811	2,595,766
Lowe's Companies, Inc.	231,787	12,180,407
Office Depot, Inc.*	92,659	1,659,523
RadioShack Corp.	47,695	1,365,508
Sherwin-Williams Co.	42,405	1,761,928
Staples, Inc.	146,882	4,305,111
The Gap, Inc.	265,158	6,430,081
Tiffany & Co.	43,416	1,599,879
TJX Companies, Inc.	145,799	3,519,588
Toys "R" Us, Inc.*	63,661	1,014,120
		72,838,739
Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc.	37,160	1,467,077
Liz Claiborne, Inc.	32,606	1,173,164
NIKE, Inc. "B"	77,808	5,893,956
Reebok International Ltd.	17,571	632,204
VF Corp.	32,240	1,570,088
		10,736,489
Consumer Staples 11.0%
Beverages 2.7%
Adolph Coors Co. "B"	10,902	788,651
Anheuser-Busch Companies, Inc.	237,880	12,845,520
Brown-Forman Corp. "B"	36,278	1,751,139
Coca-Cola Enterprises, Inc.	137,024	3,972,326
Pepsi Bottling Group, Inc.	76,062	2,322,933
PepsiCo, Inc.	502,950	27,098,946
The Coca-Cola Co.	717,635	36,226,215
		85,005,730
Food & Drug Retailing 3.4%
Albertsons, Inc.	108,389	2,876,644
Costco Wholesale Corp.	135,433	5,562,233
CVS Corp.	117,259	4,927,223
Kroger Co.*	218,763	3,981,487
Safeway, Inc.*	131,507	3,332,388
Supervalu, Inc.	39,902	1,221,400
Sysco Corp.	188,490	6,761,136
Wal-Mart Stores, Inc.	1,263,554	66,665,109
Walgreen Co.	302,078	10,938,245
Winn-Dixie Stores, Inc.	41,836	301,219
		106,567,084
Food Products 1.2%
Archer-Daniels-Midland Co.	191,753	3,217,615
Campbell Soup Co.	121,309	3,260,786
ConAgra Foods, Inc.	155,852	4,220,472
General Mills, Inc.	111,450	5,297,219
H.J. Heinz Co.	103,854	4,071,077
Hershey Foods Corp.	76,560	3,542,431
Kellogg Co.	121,134	5,069,458
McCormick & Co, Inc.	40,700	1,383,800
Sara Lee Corp.	233,039	5,357,567
William Wrigley Jr. Co.	66,282	4,179,080
		39,599,505
Household Products 2.0%
Clorox Co.	62,732	3,373,727
Colgate-Palmolive Co.	157,068	9,180,624
Kimberly-Clark Corp.	148,007	9,750,701
Procter & Gamble Co.	757,688	41,248,535
		63,553,587
Personal Products 0.6%
Alberto-Culver Co. "B"	26,887	1,348,114
Avon Products, Inc.	139,470	6,435,146
Gillette Co.	296,106	12,554,894
		20,338,154
Tobacco 1.1%
Altria Group, Inc.	604,152	30,237,808
R.J. Reynolds Tobacco Holdings, Inc.	25,145	1,699,550
UST, Inc.	48,751	1,755,036
		33,692,394
Energy 6.5%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	98,573	3,711,273
BJ Services Co.*	47,814	2,191,794
Halliburton Co.	130,260	3,941,668
Nabors Industries Ltd.*	44,119	1,995,061
Noble Corp.*	40,224	1,524,087
Rowan Companies, Inc.*	31,839	774,643
Schlumberger Ltd.	173,872	11,042,611
Transocean, Inc.*	95,100	2,752,194
		27,933,331
Oil & Gas 5.6%
Amerada Hess Corp.	26,555	2,102,891
Anadarko Petroleum Corp.	75,834	4,443,872
Apache Corp.	97,774	4,258,058
Ashland, Inc.	20,704	1,093,378
Burlington Resources, Inc.	119,212	4,313,090
ChevronTexaco Corp.	315,233	29,666,578
ConocoPhillips	204,045	15,566,593
Devon Energy Corp.	70,052	4,623,432
El Paso Corp.	188,398	1,484,576
EOG Resources, Inc.	35,100	2,095,821
ExxonMobil Corp.	1,929,968	85,709,879
Kerr-McGee Corp.	45,094	2,424,704
Kinder Morgan, Inc.	36,559	2,167,583
Marathon Oil Corp.	101,731	3,849,501
Occidental Petroleum Corp.	116,731	5,650,948
Sunoco, Inc.	22,286	1,417,835
Unocal Corp.	78,430	2,980,340
Valero Energy Corp.	37,900	2,795,504
Williams Companies, Inc.	153,123	1,822,164
		178,466,747
Financials 20.2%
Banks 6.7%
AmSouth Bancorp.	105,499	2,687,060
Bank of America Corp.	601,056	50,861,359
Bank One Corp.	331,318	16,897,218
BB&T Corp.	166,018	6,137,685
Charter One Financial, Inc.	66,862	2,954,632
Comerica, Inc.	51,857	2,845,912
Fifth Third Bancorp.	166,591	8,959,264
First Horizon National Corp.	37,491	1,704,716
Golden West Financial Corp.	44,928	4,778,093
Huntington Bancshares, Inc.	69,396	1,589,168
KeyCorp.	122,283	3,655,039
M&T Bank Corp.	35,400	3,090,420
Marshall & Ilsley Corp.	66,555	2,601,635
National City Corp.	200,023	7,002,805
North Fork Bancorp., Inc.	48,232	1,835,228
PNC Financial Services Group	83,861	4,451,342
Regions Financial Corp.	65,784	2,404,405
SouthTrust Corp.	98,220	3,811,918
Sovereign Bancorp, Inc.	90,511	2,000,293
SunTrust Banks, Inc.	83,892	5,452,141
Synovus Financial Corp.	91,521	2,317,312
Union Planters Corp.	57,415	1,711,541
US Bancorp.	559,915	15,431,257
Wachovia Corp.	388,267	17,277,882
Washington Mutual, Inc.	254,761	9,843,965
Wells Fargo & Co.	497,878	28,493,558
Zions Bancorp.	27,056	1,662,591
		212,458,439
Capital Markets 2.7%
Bank of New York Co., Inc.	230,531	6,796,054
Bear Stearns Companies, Inc.	30,908	2,605,854
Charles Schwab Corp.	402,097	3,864,152
E*TRADE Financial Corp.*	107,600	1,199,740
Federated Investors, Inc. "B"	31,800	964,812
Franklin Resources, Inc.	73,671	3,689,444
Goldman Sachs Group, Inc.	142,169	13,386,633
Janus Capital Group, Inc.	70,479	1,162,199
Lehman Brothers Holdings, Inc.	81,522	6,134,531
Mellon Financial Corp.	126,501	3,710,274
Merrill Lynch & Co., Inc.	283,104	15,281,954
Morgan Stanley	323,764	17,085,026
Northern Trust Corp.	65,105	2,752,639
State Street Corp.	99,834	4,895,859
T. Rowe Price Group, Inc.	37,276	1,878,710
		85,407,881
Consumer Finance 1.3%
American Express Co.	376,843	19,362,193
Capital One Finance Corp.	69,958	4,783,728
MBNA Corp.	377,205	9,728,117
Providian Financial Corp.*	87,189	1,279,063
SLM Corp.	129,865	5,253,039
		40,406,140
Diversified Financial Services 4.5%
Citigroup, Inc.	1,524,360	70,882,740
Countrywide Financial Corp.	82,572	5,800,683
Fannie Mae	285,728	20,389,550
Freddie Mac	203,131	12,858,192
J.P. Morgan Chase & Co.	614,574	23,827,034
MGIC Investment Corp.	29,763	2,257,821
Moody's Corp.	44,100	2,851,506
Principal Financial Group, Inc.	94,019	3,269,981
		142,137,507
Insurance 4.6%
ACE Ltd.	84,528	3,573,844
AFLAC, Inc.	149,844	6,115,134
Allstate Corp.	208,070	9,685,658
AMBAC Financial Group, Inc.	32,634	2,396,641
American International Group, Inc.	769,048	54,817,741
Aon Corp.	93,587	2,664,422
Chubb Corp.	56,579	3,857,556
Cincinnati Financial Corp.	50,704	2,206,638
Hartford Financial Services Group, Inc.	86,746	5,962,920
Jefferson-Pilot Corp.	41,188	2,092,350
Lincoln National Corp.	52,478	2,479,586
Loews Corp.	55,462	3,325,502
Marsh & McLennan Companies, Inc.	154,632	7,017,200
MBIA, Inc.	43,446	2,481,636
MetLife, Inc.	222,611	7,980,604
Progressive Corp.	64,647	5,514,389
Prudential Financial, Inc.	154,916	7,198,947
Safeco Corp.	42,189	1,856,316
St. Paul Companies, Inc.	197,675	8,013,744
Torchmark Corp.	32,810	1,765,178
UnumProvident Corp.	87,294	1,387,975
XL Capital Ltd. "A"	41,332	3,118,913
		145,512,894
Real Estate 0.4%
Apartment Investment & Management Co. (REIT)	27,700	862,301
Equity Office Properties Trust (REIT)	118,911	3,234,379
Equity Residential (REIT)	82,560	2,454,509
Plum Creek Timber Co., Inc. (REIT)	54,024	1,760,102
ProLogis (REIT)	53,400	1,757,928
Simon Property Group, Inc. (REIT)	60,934	3,133,226
		13,202,445
Health Care 13.4%
Biotechnology 1.2%
Amgen, Inc.*	375,324	20,481,431
Applera Corp. - Applied Biosystems Group	61,435	1,336,211
Biogen Idec, Inc.*	97,771	6,184,016
Chiron Corp.*	56,027	2,501,045
Genzyme Corp. (General Division)*	66,940	3,168,270
Gilead Sciences, Inc.*	63,280	4,239,760
MedImmune, Inc.*	73,937	1,730,126
		39,640,859
Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.	15,601	1,015,157
Baxter International, Inc.	180,598	6,232,437
Becton, Dickinson and Co.	74,592	3,863,866
Biomet, Inc.	74,975	3,331,889
Boston Scientific Corp.*	246,006	10,529,057
C.R. Bard, Inc.	30,694	1,738,815
Guidant Corp.	92,382	5,162,306
Hospira, Inc.*	45,922	1,267,447
Medtronic, Inc.	357,099	17,397,863
Millipore Corp.*	14,581	821,931
St. Jude Medical, Inc.*	51,463	3,893,176
Stryker Corp.	117,848	6,481,640
Thermo Electron Corp.*	48,828	1,500,973
Waters Corp.*	35,205	1,682,095
Zimmer Holdings, Inc.*	71,908	6,342,286
		71,260,938
Health Care Providers & Services 2.1%
Aetna, Inc.	44,849	3,812,165
AmerisourceBergen Corp.	34,324	2,051,889
Anthem, Inc.*	40,842	3,657,809
Cardinal Health, Inc.	127,868	8,957,153
Caremark Rx, Inc.*	133,300	4,390,902
CIGNA Corp.	41,625	2,864,216
Express Scripts, Inc. "A"*	23,000	1,822,290
HCA, Inc.	143,085	5,950,905
Health Management Associates, Inc. "A"	71,633	1,606,012
Humana, Inc.*	47,551	803,612
IMS Health, Inc.	69,206	1,622,189
Manor Care, Inc.	26,209	856,510
McKesson Corp.	88,415	3,035,287
Medco Health Solutions, Inc.*	79,888	2,995,800
Quest Diagnostics, Inc.	30,451	2,586,812
Tenet Healthcare Corp.*	137,148	1,839,155
UnitedHealth Group, Inc.	181,412	11,292,897
WellPoint Health Networks, Inc.*	45,866	5,137,451
		65,283,054
Pharmaceuticals 7.9%
Abbott Laboratories	461,222	18,799,409
Allergan, Inc.	39,539	3,539,531
Bristol-Myers Squibb Co.	575,636	14,103,082
Eli Lilly & Co.	333,747	23,332,253
Forest Laboratories, Inc.*	110,181	6,239,550
Johnson & Johnson	875,801	48,782,116
King Pharmaceuticals, Inc.*	73,375	840,144
Merck & Co., Inc.	656,106	31,165,035
Mylan Laboratories, Inc.	82,700	1,674,675
Pfizer, Inc.	2,249,893	77,126,332
Schering-Plough Corp.	437,552	8,085,961
Watson Pharmaceuticals, Inc.*	33,607	904,028
Wyeth	394,809	14,276,293
		248,868,409
Industrials 11.4%
Aerospace & Defense 2.0%
Boeing Co.	248,620	12,701,996
General Dynamics Corp.	58,830	5,841,819
Goodrich Corp.	35,138	1,136,011
Honeywell International, Inc.	253,368	9,280,870
Lockheed Martin Corp.	132,526	6,901,954
Northrop Grumman Corp.	106,150	5,700,255
Raytheon Co.	132,323	4,733,194
Rockwell Collins, Inc.	52,744	1,757,430
United Technologies Corp.	151,820	13,888,494
		61,942,023
Air Freight & Logistics 1.1%
FedEx Corp.	88,001	7,188,802
Ryder System, Inc.	19,290	772,950
United Parcel Service, Inc. "B"	332,070	24,961,702
		32,923,454
Airlines 0.1%
Delta Air Lines, Inc.*	36,718	261,432
Southwest Airlines Co.	232,791	3,903,905
		4,165,337
Building Products 0.2%
American Standard Companies, Inc.*	64,252	2,589,998
Masco Corp.	129,105	4,025,494
		6,615,492
Commercial Services & Supplies 1.1%
Allied Waste Industries, Inc.*	98,746	1,301,472
Apollo Group, Inc. "A"*	51,983	4,589,579
Avery Dennison Corp.	32,631	2,088,710
Cendant Corp.	300,473	7,355,579
Cintas Corp.	50,466	2,405,714
Deluxe Corp.	14,652	637,362
Equifax, Inc.	40,309	997,648
H&R Block, Inc.	51,991	2,478,931
Monster Worldwide, Inc.*	33,689	866,481
Pitney Bowes, Inc.	68,085	3,012,761
R.R. Donnelley & Sons Co.	63,921	2,110,672
Robert Half International, Inc.	50,575	1,505,618
Waste Management, Inc.	173,340	5,312,871
		34,663,398
Construction & Engineering 0.0%
Fluor Corp.	24,504	1,168,106
Electrical Equipment 0.4%
American Power Conversion Corp.	58,997	1,159,291
Cooper Industries, Inc. "A"	27,201	1,616,011
Emerson Electric Co.	124,270	7,897,359
Power-One, Inc.*	24,627	270,404
Rockwell Automation, Inc.	54,756	2,053,898
Thomas & Betts Corp.*	17,349	472,413
		13,469,376
Industrial Conglomerates 4.5%
3M Co.	230,466	20,744,245
General Electric Co.	3,109,765	100,756,386
Textron, Inc.	40,827	2,423,082
Tyco International Ltd.	591,829	19,613,213
		143,536,926
Machinery 1.5%
Caterpillar, Inc.	101,034	8,026,141
Crane Co.	18,509	580,998
Cummins, Inc.	12,723	795,188
Danaher Corp.	90,722	4,703,936
Deere & Co.	73,696	5,169,037
Dover Corp.	60,759	2,557,954
Eaton Corp.	44,654	2,890,900
Illinois Tool Works, Inc.	91,571	8,780,743
Ingersoll-Rand Co. "A"	51,527	3,519,809
ITT Industries, Inc.	27,746	2,302,918
Navistar International Corp.*	21,071	816,712
PACCAR, Inc.	51,985	3,014,610
Pall Corp.	38,210	1,000,720
Parker-Hannifin Corp.	35,868	2,132,711
		46,292,377
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	109,286	3,832,660
CSX Corp.	63,226	2,071,916
Norfolk Southern Corp.	115,544	3,064,227
Union Pacific Corp.	76,365	4,539,899
		13,508,702
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	27,362	1,573,315
Information Technology 17.0%
Communications Equipment 3.1%
ADC Telecommunications, Inc.*	253,324	719,440
Andrew Corp.*	47,367	947,814
Avaya, Inc.*	126,755	2,001,461
CIENA Corp.*	145,489	541,219
Cisco Systems, Inc.*	1,991,764	47,204,807
Comverse Technologies, Inc.*	57,605	1,148,644
Corning, Inc.*	402,390	5,255,213
JDS Uniphase Corp.*	424,219	1,607,790
Lucent Technologies, Inc.*	1,262,495	4,772,231
Motorola, Inc.	690,596	12,603,377
QLogic Corp.*	27,500	731,225
QUALCOMM, Inc.	238,627	17,414,999
Scientific-Atlanta, Inc.	45,117	1,556,537
Tellabs, Inc.*	122,530	1,070,912
		97,575,669
Computers & Peripherals 3.6%
Apple Computer, Inc.*	110,339	3,590,431
Dell, Inc.*	743,247	26,623,107
EMC Corp.*	719,962	8,207,567
Gateway, Inc.*	84,125	378,562
Hewlett-Packard Co.	898,236	18,952,780
International Business Machines Corp.	496,920	43,803,498
Lexmark International, Inc.*	38,257	3,692,948
NCR Corp.*	27,849	1,381,032
Network Appliance, Inc.*	102,409	2,204,866
Sun Microsystems, Inc.*	979,765	4,252,180
		113,086,971
Electronic Equipment & Instruments 0.4%
Agilent Technologies, Inc.*	141,841	4,153,104
Jabil Circuit, Inc.*	59,175	1,490,026
Molex, Inc.	55,886	1,792,823
PerkinElmer, Inc.	37,663	754,767
Sanmina-SCI Corp.*	153,438	1,396,286
Solectron Corp.*	259,027	1,675,905
Symbol Technologies, Inc.	69,019	1,017,340
Tektronix, Inc.	24,910	847,438
		13,127,689
Internet Software & Services 0.5%
Yahoo!, Inc.*	396,722	14,412,910
IT Consulting & Services 1.2%
Affiliated Computer Services, Inc. "A"*	40,100	2,122,894
Automatic Data Processing, Inc.	173,937	7,284,481
Computer Sciences Corp.*	55,232	2,564,422
Convergys Corp.*	42,240	650,496
Electronic Data Systems Corp.	142,719	2,733,069
First Data Corp.	256,988	11,441,106
Fiserv, Inc.*	57,450	2,234,230
Paychex, Inc.	111,267	3,769,726
Sabre Holdings Corp.	42,446	1,176,179
SunGard Data Systems, Inc.*	85,508	2,223,208
Unisys Corp.*	98,184	1,362,794
		37,562,605
Office Electronics 0.1%
Xerox Corp.*	235,756	3,418,462
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc.*	104,097	1,655,142
Altera Corp.*	110,243	2,449,599
Analog Devices, Inc.	110,768	5,214,957
Applied Materials, Inc.*	496,635	9,743,979
Applied Micro Circuits Corp.*	91,883	488,818
Broadcom Corp. "A"*	90,380	4,227,073
Intel Corp.	1,905,382	52,588,543
KLA-Tencor Corp.*	57,885	2,858,361
Linear Technology Corp.	91,106	3,595,954
LSI Logic Corp.*	112,555	857,669
Maxim Integrated Products, Inc.	94,943	4,976,912
Micron Technology, Inc.*	179,849	2,753,488
National Semiconductor Corp.*	105,666	2,323,595
Novellus Systems, Inc.*	43,582	1,370,218
NVIDIA Corp.*	48,399	992,180
PMC-Sierra, Inc.*	51,602	740,489
Teradyne, Inc.*	57,158	1,297,487
Texas Instruments, Inc.	509,948	12,330,543
Xilinx, Inc.	102,213	3,404,715
		113,869,722
Software 4.5%
Adobe Systems, Inc.	71,252	3,313,218
Autodesk, Inc.	34,424	1,473,691
BMC Software, Inc.*	67,869	1,255,576
Citrix Systems, Inc.*	50,914	1,036,609
Computer Associates International, Inc.	173,815	4,877,249
Compuware Corp.*	119,521	788,839
Electronic Arts, Inc.*	89,906	4,904,372
Intuit, Inc.*	57,433	2,215,765
Mercury Interactive Corp.*	27,579	1,374,262
Microsoft Corp.	3,181,285	90,857,500
Novell, Inc.*	118,882	997,420
Oracle Corp.*	1,533,829	18,298,580
Parametric Technology Corp.*	70,403	352,015
PeopleSoft, Inc.*	109,636	2,028,266
Siebel Systems, Inc.*	151,733	1,620,508
Symantec Corp.*	92,820	4,063,660
VERITAS Software Corp.*	128,668	3,564,104
		143,021,634
Materials 2.9%
Chemicals 1.5%
Air Products & Chemicals, Inc.	67,090	3,518,871
Dow Chemical Co.	275,991	11,232,834
E.I. du Pont de Nemours & Co.	294,852	13,097,326
Eastman Chemical Co.	22,986	1,062,643
Ecolab, Inc.	75,942	2,407,361
Engelhard Corp.	37,461	1,210,365
Great Lakes Chemical Corp.	15,071	407,821
Hercules, Inc.*	33,030	402,636
International Flavors & Fragrances, Inc.	27,916	1,044,058
Monsanto Co.	78,492	3,021,942
PPG Industries, Inc.	50,662	3,165,868
Praxair, Inc.	95,928	3,828,486
Rohm & Haas Co.	66,189	2,752,139
Sigma-Aldrich Corp.	20,534	1,224,032
		48,376,382
Construction Materials 0.0%
Vulcan Materials Co.	30,131	1,432,729
Containers & Packaging 0.2%
Ball Corp.	16,812	1,211,304
Bemis Co., Inc.	31,530	890,722
Pactiv Corp.*	45,949	1,145,968
Sealed Air Corp.*	25,036	1,333,668
Temple-Inland, Inc.	16,331	1,130,922
		5,712,584
Metals & Mining 0.7%
Alcoa, Inc.	256,951	8,487,092
Allegheny Technologies, Inc.	24,079	434,626
Freeport-McMoRan Copper & Gold, Inc. "B"	51,390	1,703,578
Newmont Mining Corp.	129,000	5,000,040
Nucor Corp.	23,409	1,796,875
Phelps Dodge Corp.	27,737	2,149,895
United States Steel Corp.	32,192	1,130,583
Worthington Industries, Inc.	25,765	528,955
		21,231,644
Paper & Forest Products 0.5%
Georgia-Pacific Corp.	75,132	2,778,381
International Paper Co.	143,062	6,394,872
Louisiana-Pacific Corp.	31,591	747,127
MeadWestvaco Corp.	59,393	1,745,560
Weyerhaeuser Co.	69,964	4,416,128
		16,082,068
Telecommunication Services 3.4%
Diversified Telecommunication Services 2.8%
ALLTEL Corp.	90,736	4,593,056
AT&T Corp.	236,448	3,459,234
BellSouth Corp.	541,807	14,206,180
CenturyTel, Inc.	42,155	1,266,336
Citizens Communications Co.	87,605	1,060,020
Qwest Communications International, Inc.*	535,781	1,923,454
SBC Communications, Inc.	977,148	23,695,839
Sprint Corp. (FON Group)	422,217	7,431,019
Verizon Communications, Inc.	817,052	29,569,112
		87,204,250
Wireless Telecommunication Services 0.6%
AT&T Wireless Services, Inc.*	803,404	11,504,745
Nextel Communications, Inc. "A"*	326,925	8,715,821
		20,220,566
Utilities 2.7%
Electric Utilities 1.8%
Allegheny Energy, Inc.*	36,818	567,365
Ameren Corp.	52,519	2,256,216
American Electric Power Co.	117,015	3,744,480
CenterPoint Energy, Inc.	91,868	1,056,482
CINergy Corp.	53,436	2,030,568
CMS Energy Corp.*	44,649	407,645
Consolidated Edison, Inc.	71,416	2,839,500
DTE Energy Co.	51,503	2,087,932
Edison International	96,590	2,469,806
Entergy Corp.	68,109	3,814,785
Exelon Corp.	195,238	6,499,473
FirstEnergy Corp.	97,595	3,651,029
FPL Group, Inc.	54,647	3,494,676
PG&E Corp.*	124,047	3,465,873
Pinnacle West Capital Corp.	26,996	1,090,369
PPL Corp.	51,324	2,355,772
Progress Energy, Inc.	73,050	3,217,853
Southern Co.	217,788	6,348,520
TECO Energy, Inc.	56,788	680,888
TXU Corp.	95,825	3,881,871
Xcel Energy, Inc.	118,537	1,980,753
		57,941,856
Gas Utilities 0.2%
KeySpan Corp.	47,175	1,731,322
NICOR, Inc.	12,937	439,470
NiSource, Inc.	77,566	1,599,411
Peoples Energy Corp.	10,557	444,978
		4,215,181
Multi-Utilities & Unregulated Power 0.7%
AES Corp.*	189,350	1,880,246
Calpine Corp.*	126,093	544,722
Constellation Energy Group, Inc.	50,087	1,898,297
Dominion Resources, Inc.	96,418	6,082,047
Duke Energy Corp.	270,332	5,485,036
Dynegy, Inc. "A"*	115,461	491,864
Public Service Enterprise Group, Inc.	70,073	2,805,022
Sempra Energy	67,690	2,330,567
		21,517,801
Total Common Stocks (Cost $2,930,244,863)		3,142,668,094

	Principal Amount ($)	Value ($)

US Treasury Obligation 0.1%
US Treasury Bill:
0.95%**, 7/22/2004 (c)	2,055,000	2,053,861
0.97%**, 7/22/2004 (c)	185,000	184,895
Total US Treasury Obligation (Cost $2,238,756)		2,238,756

	Shares	Value ($)

Cash Equivalents 0.5%
Cash Management Fund Institutional, 0.96% (b) (Cost $17,091,720)	17,091,720	17,091,720
Total Investment Portfolio - 100.0% (Cost $2,949,575,339) (a)		3,161,998,570

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $3,153,538,521. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $8,460,049. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $441,147,604 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $432,687,555.
(b) Cash Management Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c) At June 30, 2004, this security has been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.
At June 30, 2004, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Market Value ($)	Unrealized Appreciation ($)
S&P 500 Index	9/16/2004	59	16,676,795	16,820,900	144,105
Total unrealized appreciation on open futures contracts					144,105

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $2,942,483,619)	$ 3,144,906,850
Investment in Cash Management Fund Institutional (cost $17,091,720)	17,091,720
Total investments in securities, at value (cost $2,949,575,339)	3,161,998,570
Receivable for investments sold	567,045
Dividends receivable	3,650,461
Interest receivable	22,525
Receivable for daily variation margin on open futures contracts	90,480
Other assets	43,210
Total assets	3,166,372,291
Liabilities
Due to Custodian Bank	764
Payable for investments purchased	6,794,358
Accrued advisory fee	67,453
Other accrued expenses and payables	15,258
Total liabilities	6,877,833
Net assets	$ 3,159,494,458

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Dividends	$ 27,132,057
Dividends from Cash Management Fund Institutional	116,100
Interest	14,170
Total income	27,262,327
Expenses: Advisory fee	813,887
Audit fees	24,652
Legal	8,800
Trustees' fees and expenses	86,638
Other	41,911
Total expenses, before expense reductions	975,888
Expense reductions	(141,849)
Total expenses, after expense reductions	834,039
Net investment income (loss)	26,428,288
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(72,036,997)
Futures	2,049,731
(69,987,266)
Net unrealized appreciation (depreciation) during the period on: Investments	145,660,524
Futures	(785,020)
144,875,504
Net gain (loss) on investment transactions	74,888,238
Net increase (decrease) in net assets resulting from operations	$ 101,316,526

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 26,428,288	$ 50,560,305
Net realized gain (loss) on investment transactions	(69,987,266)	(74,513,724)
Net unrealized appreciation (depreciation) on investment transactions during the period	144,875,504	804,144,295
Net increase (decrease) in net assets resulting from operations	101,316,526	780,190,876
Capital transactions in shares of beneficial interest: Proceeds from capital invested	237,448,757	657,061,132
Subscriptions in-kind	-	193,116,766
Redemptions in-kind	-	(349,053,097)
Value of capital withdrawn	(438,967,995)	(369,650,419)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(201,519,238)	131,474,382
Increase (decrease) in net assets	(100,202,712)	911,665,258
Net assets at beginning of period	3,259,697,170	2,348,031,912
Net assets at end of period	$ 3,159,494,458	$ 3,259,697,170

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,159	3,260	2,348	2,961	7,089	8,165
Ratio of expenses before expense reductions (%)	.06*	.05	.05	.05	.06	.08
Ratio of expenses after expense reductions (%)	.05*	.05	.05	.05	.06[b]	.08
Ratio of net investment income (loss) (%)	1.59*	1.74	1.56	1.29	1.18	1.35
Portfolio turnover rate (%)	8*	8[c]	19	9[c]	28	13
Total investment return (%)[d,e]	3.38**	28.50	(22.02)	-	-	-
[a] For the six months ended June 30, 2004 (Unaudited).
[b] Effective March 15, 2000, the Advisor and Administrator contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
[d] Total investment return would have been lower had certain expenses not been reduced.
[e] Total investment return for the Portfolio was derived from the performance of the Premier Class of Scudder Equity 500 Index Fund.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

The Scudder Equity 500 Index Portfolio (the "Portfolio") (formerly Equity 500 Index Portfolio) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investments companies and Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the six months ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $138,194,728 and $299,530,655, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both wholly owned subsidiaries of Deutsche Bank AG. For its services as Administrator, ICCC does not receive a fee.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. Northern Trust Investments, N.A. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Portfolio. The Advisor waives a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

In addition, for the six months ended June 30, 2004, the Advisor maintained the annualized expenses of the Portfolio at not more than 0.05% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor waives its fees may vary at any time without notice to shareholders.

Accordingly, for the six months ended June 30, 2004, the Advisor did not impose a portion of its advisory fee pursuant to the Investment Advisory Agreement aggregating $135,208 and the amount imposed aggregated $678,679, which was equivalent to an annualized effective rate of 0.04% of the Portfolio's average net assets.

For the six months ended June 30, 2004, the Advisor had agreed to reimburse the Fund an additional $6,641 for expenses.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Other. The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc. Distributions from Cash Management Fund Institutional to the Portfolio for the six months ended June 30, 2004, totaled $116,100.

D. Line of Credit

The Portfolio and several other affiliated funds (the ``Participants'') share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Account Management Resources

For shareholders of Investment and Premier Classes

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Investment Class	Premier Class
Nasdaq Symbol	BTIEX	BTIIX
CUSIP Number	811162 874	811162 601
Fund Number	815	565

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Fund management has previously identified a significant deficiency relating to the overall fund expense payment and accrual process. This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the
Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Equity 500 Index Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Equity 500 Index Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 23, 2004